Other Financial Liabilities - Summary of Breakdown of Other Financial Liabilities (Detail) - ARS ($) $ in Thousands	Dec. 31, 2022	Dec. 31, 2021
Disclosure of other financial and non financial liabilities [line items]
Other financial liabilities	$ 135,091,316	$ 131,278,389
Credit and debit card settlement - due to merchants [member]
Disclosure of other financial and non financial liabilities [line items]
Other financial liabilities	73,511,478	64,371,122
Amounts payable for spot purchases of foreign currency pending settlement [member]
Disclosure of other financial and non financial liabilities [line items]
Other financial liabilities	16,050,423	30,215,931
Amounts payable for other spot purchases pending settlement [member]
Disclosure of other financial and non financial liabilities [line items]
Other financial liabilities	14,735,430	13,776,398
Payment orders pending to foreign exchange settlement [Member]
Disclosure of other financial and non financial liabilities [line items]
Other financial liabilities	5,692,820	5,793,940
Collections and other transactions on account and behalf of others [Member]
Disclosure of other financial and non financial liabilities [line items]
Other financial liabilities	2,805,941	4,736,909
Amounts payable for spot purchases of government securities pending settlement [member]
Disclosure of other financial and non financial liabilities [line items]
Other financial liabilities	9,780,493	3,161,103
Finance leases liabilities [member]
Disclosure of other financial and non financial liabilities [line items]
Other financial liabilities	1,965,258	2,766,394
Other [member]
Disclosure of other financial and non financial liabilities [line items]
Other financial liabilities	$ 10,549,473	$ 6,456,592